Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2021	2020	2019
	$m	$m	$m
Amounts due within one year
Trade receivables	6,054	3,829	3,606
Less: Amounts provided for doubtful debts (Note 28)	(23)	(23)	(21)
	6,031	3,806	3,585
Other receivables	1,808	1,278	1,083
Prepayments	1,512	1,735	865
Government grants receivable	–	53	–
Accrued income	293	150	228
Trade and other receivables	9,644	7,022	5,761